General Information	12 Months Ended
Dec. 31, 2023
General Information [Line Items]
General information

1. General information

Lifezone Metals Limited (the Company, individually and together with its controlled subsidiaries (“Lifezone”) is a limited company incorporated and domiciled in Isle of Man, whose shares are publicly traded on the NYSE since July 6, 2023, under the trading symbol LZM. Lifezone warrants trade under the symbol LZWM.

Lifezone’s registered office is located at Commerce House, 1 Bowring Road, Ramsey, IM8 2LQ, Isle of Man. The audited consolidated financial statements of Lifezone for the year ended December 31, 2023, were authorized for release in accordance with a resolution of the Directors of Lifezone on March 22, 2024.

Lifezone is a modern metals company engaged in the development, patenting, and licensing of its hydrometallurgical processing technology (“Hydromet Technology”) for use in the extractive metallurgy, minerals, and recycling industries. Lifezone’s primary metals extraction asset is the Kabanga Nickel Project in Tanzania, believed to be one of the world’s largest and highest-grade undeveloped nickel sulfide deposits. Information on the group structure of Lifezone is provided in Note 2.2.

Information on other related party relationships of Lifezone is provided in Note 22.

Background and basis for preparation

History and organization

Lifezone Holdings Limited (“Lifezone Holdings”) was formed as a holding company for Lifezone Limited and acquired 100% of the equity interest (including outstanding options and restricted stock units) in Lifezone Limited on June 24, 2022, in consideration for issuing shares of Lifezone Holdings on a 1:1 basis to Lifezone Limited shareholders at the time (following a 1:200 split of shares of Lifezone Limited) (the “Lifezone Holdings Transaction”). Also, on June 24, 2022 (just prior to the Lifezone Holdings Transaction), the shareholders of KNL, other than Lifezone Limited and BHP, exchanged their shares of KNL for shares of Lifezone Holdings on a 1:1 basis (the “Flip-Up”). The KNL options were also exchanged for options in Lifezone Holdings on a 1:1 basis as part of the Flip-Up.

As result of the Flip-Up, which was accounted for as a business combination under common control, LZL and KNL (together with its subsidiaries) are together viewed as the predecessors to Lifezone Holdings and its consolidated subsidiaries. As a result, the audited consolidated financial statements of Lifezone Holdings recognize the assets and liabilities received in the Lifezone Holdings Transaction and the Flip-Up at their historical carrying amounts, as reflected in the historical financial statements of Lifezone Limited and KNL (together with its subsidiaries).

Lifezone Metals Limited was incorporated on December 8, 2022, for the purpose of effectuating the SPAC Transaction discussed as below. Prior to the consummation of the SPAC Transaction below, Lifezone Metals Limited had no material assets and did not operate any businesses.

BHP investments

Lifezone’s primary metals asset is the Kabanga Nickel Project in Tanzania, believed to be one of the world’s largest and highest grade undeveloped nickel sulfide deposits. The Kabanga Nickel Project could become a true mine-to-metal operation in Tanzania bringing together future mining operations and a hydromet refinery. Refer to Item 5 - Operating and Financial Review and Prospects for a detailed overview of the Kabanga Nickel Project.

On December 24, 2021, BHP invested $10 million in Lifezone Limited and on December 24, 2021, KNL entered into a $40 million convertible loan agreement with BHP and Lifezone Limited established a joint venture with BHP under the Lifezone Subscription Agreement in relation to the Kabanga Nickel Project. Following the conversion of the convertible loan on July 1, 2022, BHP held an 8.9% interest in KNL, reflected within non-controlling interest.

On October 14, 2022, BHP agreed to invest a further $50 million in KNL in the form of equity under the Tranche 2 Subscription Agreement, the completion of which was subject to certain conditions. Lifezone Limited satisfied substantially all the closing conditions and received the $50 million on February 15, 2023, and issued a stock certificate on the same day, bringing BHP’s interest in KNL from 8.9% as of December 31, 2022, to 17.0%, effective February 15, 2023. Associated with this transaction, KNL paid $2.5 million equity issuance cost, with the liability to an investment bank accounted for as a payable in 2022.

SPAC Transaction

On December 13, 2022, Lifezone and GoGreen, an exempted under Section 4(a)(2) of the Securities Act and/or Regulation D, SPAC incorporated under the laws of the Cayman Islands and formerly listed on the NYSE, entered into a BCA with GoGreen Sponsor 1 LP, a Delaware limited partnership (the “Sponsor”), Aqua Merger Sub, a Cayman Islands exempted company (the “Merger Sub”) and Lifezone Holdings.

Lifezone, Lifezone Holdings and GoGreen consummated the SPAC Transaction pursuant to the BCA (the “SPAC Transaction”) on July 6, 2023 (the “Closing” and the “Closing Date”). The transaction was unanimously approved by GoGreen’s Board of Directors and was approved at the EGM of GoGreen’s shareholders held on June 29, 2023. GoGreen’s shareholders also voted to approve all the other proposals presented at the EGM. As a result of the SPAC Transaction, the Merger Sub, as the surviving entity after the SPAC Transaction, and Lifezone Holdings each became wholly owned subsidiaries of Lifezone Metals Limited. As Lifezone shareholders hold the majority of shares in the combined entity post the acquisition, Lifezone’s key management personnel continues to direct the combined business and Lifezone’s former shareholder control the board composition, Lifezone is considered the accounting acquirer.

The SPAC Transaction was accounted for as a capital reorganization (“Reorganization”). Under this method of accounting, GoGreen was treated as the “acquired” company for financial reporting purposes, with Lifezone being the accounting acquirer and accounting predecessor. Accordingly, the Reorganization was treated as the equivalent of Lifezone Metals issuing shares at Closing of the Reorganization for the net assets of GoGreen. This was accompanied by a recapitalization via a PIPE transaction.

The Reorganization, which is not within the scope of IFRS 3 - Business Combinations since GoGreen did not meet the definition of a business in accordance with IFRS 3, was accounted for as a share-based payment transaction within the scope of IFRS 2 - Share-based Payment. Accordingly, with IFRS 2, Lifezone recorded a one-time non-cash expense of $76.9 million recognized as a SPAC Transaction expense, based on the excess of the fair value of Lifezone shares issued at a value of $10 per share over the fair value of GoGreen’s identifiable net assets acquired.

GoGreen’s net assets as of July 6, 2023, prior to the Closing of the SPAC Transaction predominantly comprised of cash and cash equivalents, less current liabilities, are together considered the fair value of GoGreen’s identifiable net assets. In accordance with IFRS 2 paragraph 10, the net assets of GoGreen will be stated at fair value, with no goodwill or other intangible assets recorded and any excess of fair value of Lifezone shares issued over the fair value of GoGreen’s identifiable net assets acquired represents a compensation for the service of a stock exchange listing for its shares, shown as SPAC Transaction expenses below.

	Shares issued at Closing	Fair value per Share	Fair value of shares at closing date
			$
Previous GoGreen Sponsor shareholders	6,468,600	10.00	64,686,000
Previous GoGreen public shareholders	1,527,554	10.00	15,275,540
	7,996,154		79,961,540
Fair value of GoGreen net assets			(3,104,056)
SPAC Transaction expense			76,857,484

The BCA was signed concurrent to the closing of the PIPE transaction, which raised $70.2 million of gross proceeds.

Prior to the Closing, the SPAC incurred 94.47% of redemptions from public shareholders following a redemption vote deadline of June 27, 2023, leaving 1,527,554 residual shares in trust. At the Closing, Lifezone acquired GoGreen and former GoGreen shareholders received the number of Lifezone shares and warrants equal to their former holdings of GoGreen shares and warrants. The outstanding warrants formerly associated with GoGreen will therefore be recognized in Lifezone’s future reported financial position.

Immediately prior to the Closing, holders of all outstanding Lifezone Holdings options (18,054 in total) and restricted stock units (30,000 in total) elected to exercise or settle, respectively, their options and restricted stock units for Lifezone Holdings shares. All outstanding Lifezone Holdings shares were subsequently exchanged for Lifezone shares at the Closing Date, which was on July 6, 2023, at a ratio of c. 94:1.

The SPAC Transaction is expected to have a significant impact on Lifezone’s future capital structure and operating results. The most significant change in Lifezone’s reported financial positions is an approximate increase in cash and cash equivalents of $73.3 million from proceeds from the PIPE transaction consummated substantially simultaneously with the SPAC Transaction and $16.5 million GoGreen cash (post redemptions, but before paying all existing GoGreen liabilities), resulting in $86.6 million gross proceeds for Lifezone before listing and equity issuance costs.

As a result of the SPAC Transaction, Lifezone as the new parent company, became a SEC-registered FPI listed on the NYSE, which requires implementing procedures and processes to address public company regulatory requirements and customary practices. Management expects to incur additional annual expenses as a public company.

Following the Closing, but prior to the completion acquisition of Simulus on July 18, 2023, as described in detail below, Lifezone shareholders comprised all prior shareholders of Lifezone Holdings, prior shareholders of GoGreen (including its public shareholders post-redemptions and Sponsor shareholders) and all PIPE investors resulting in Lifezone having a total of 77,693,602 shares issued and outstanding.

Pursuant to earnout arrangements under the BCA, former Lifezone Holdings and Sponsor shareholder will receive additional Lifezone shares if the daily volume-weighted average price of Lifezone shares equals or exceeds (i) $14.00 per share for any 20 trading days within a 30-trading day period (“Trigger Event 1”) and (ii) $16.00 for any 20 trading days within a 30-trading day period (“Trigger Event 2”). Of the total shares issued and outstanding, 1,725,000 shares are issued but in escrow and relate to the Sponsor earnouts, which are subject to the occurrence of the two trigger events. Further information on the accounting earnouts is provided in Note 25.

Lifezone’s Form F-1 registration statement became effective on September 29, 2023, registering the resale of certain Lifezone Metals shares and (private) warrants owned by certain previous Lifezone Holdings shareholders, the Sponsor shareholders (including its limited partners), PIPE investors and the sellers of the Simulus business. Pursuant to the BCA, a 180-day lock-up period following the Closing Date applies to (i) 5,133,600 Lifezone shares, and 667,500 warrants received by the Sponsor shareholders and (ii) the Lifezone shares received by the previous Lifezone Holdings shareholders who owned 1.5% or more of the outstanding Lifezone Holdings shares prior to the Closing Date, in each case, subject to certain exceptions. 1,335,000 Lifezone shares received by the Sponsor shareholders were subject to a 60-day lock-up from the Closing Date.

Lifezone’s shareholdings at the time of the Closing are summarized below. The table below excludes shares issued at the completion of the acquisition of Simulus which was completed on July 18, 2023, as discussed in Note 27.

Shareholders	Shares At Closing	% At Closing	Shares (Fully Diluted)	Fully Diluted %
Previous Lifezone Holdings shareholders	62,680,131	80.7%	62,680,131	52.5%
Previous GoGreen Sponsor shareholders	6,468,600	8.3%	6,468,600	5.4%
Previous GoGreen public shareholders	1,527,554	2.0%	1,527,554	1.3%
PIPE Investors	7,017,317	9.0%	7,017,317	5.9%
Total	77,693,602	100.0%	77,693,602	65.0%

Warrants ($11.50 Exercise Share Price)
Previous GoGreen public warrants			13,800,000	11.6%
Previous GoGreen Sponsor warrants			667,500	0.6%
Total			14,467,500	12.1%

Earnout Trigger Event 1 ($14.00 per Share)
Previous Lifezone Holdings shareholders			12,536,026	10.5%
Previous GoGreen Sponsor shareholders			862,500	0.7%
Total			13,398,526	11.2%

Earnout Trigger Event 2 ($16.00 per Share)
Previous Lifezone Holdings shareholders			12,536,026	10.5%
Previous GoGreen Sponsor shareholders			862,500	0.7%
Total			13,398,526	11.2%

Fully Diluted Total			119,458,154	100.0%

Simulus acquisition

On March 3, 2023, Metprotech, a wholly owned subsidiary of Lifezone, signed a share sale agreement with the shareholders of Simulus, a leading hydrometallurgical laboratory and engineering company located in Perth, Australia.

The transaction formally closed on July 18, 2023, for a total consideration of $14.53 million comprising a $1.0 million deposit paid on March 27, 2023, a cash consideration of $7.5 million paid on closing and 500,000 shares in Lifezone. The vendors were restricted from disposing of, transferring, or assigning their consideration shares for a period of six months from the completion of the Simulus acquisition.

Further information on the accounting of the Simulus acquisition is provided in Note 27.